Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Cash flows from operating activities
Loss for the period	$ (2,161,000)	$ (2,962,000)	$ (3,985,000)	$ (8,050,000)		$ (8,320,000)		$ (14,649,000)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of clinical trial deposit				1,075,000				3,225,000
Depreciation of property and equipment	17,000	15,000	30,000	30,000		55,000		60,000
Change in fair value of milestone liability	2,000	1,000	13,000	(83,000)		20,000		3,000
Stock option expense	98,000	160,000	325,000	954,000		607,000		1,490,000
Restricted stock unit expense	3,000	47,000	85,000
Restricted stock units and shares issued for services						171,000		200,000
Changes in operating assets and liabilities
Prepaid expenses, taxes and other receivables	156,000	93,000	349,000	(48,000)		246,000		371,000
Clinical trial deposit		1,075,000	961,000	(1,700,000)		870,000		(1,700,000)
Accounts payable and accrued liabilities		214,000	(1,062,000)	(535,000)		(577,000)		(442,000)
Related party payables	(4,000)	40,000	(150,000)	(173,000)		(248,000)		(423,000)
Net cash used in operating activities	(1,889,000)	(1,317,000)	(3,434,000)	(8,530,000)		(7,176,000)		(11,865,000)
Cash flows from investing activities
Purchase of equipment			(20,000)	(232,000)		(20,000)		(232,000)
Net cash used in investing activities			(20,000)	(232,000)		(20,000)		(232,000)
Cash flows from financing activities
Series A Preferred cash dividend		(2,000)	(4,000)	(4,000)		(6,000)		(8,000)
Net proceeds from the issuance of shares and warrants						10,576,000		1,903,000
Payment of prior year issuance costs								(43,000)
Net cash provided by financing activities		(2,000)	2,577,000	1,856,000		10,570,000		1,852,000
Increase (decrease) in cash and cash equivalents	(1,889,000)	(1,319,000)	(877,000)	(6,906,000)		3,374,000		(10,245,000)
Cash and cash equivalents – beginning of period	4,909,000	1,535,000	1,535,000	11,780,000	$ 658,000	1,535,000	$ 4,874,000	11,780,000
Cash and cash equivalents – end of period	$ 3,020,000	$ 216,000	658,000	4,874,000		$ 4,909,000	658,000	$ 1,535,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Cash flows from operating activities
Loss for the period					(21,682,306)		(29,316,826)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property and equipment					117,000		177,000
Stock compensation expense					1,958,663		478,890
Depreciation and amortization					116,710		177,377
Write-off of in-process R&D							16,217,655
Amortization of debt discount					1,278,424		5,124
Change in fair value of derivative liability					313,772
Changes in operating assets and liabilities
Accounts payable and accrued liabilities					3,644,924		337,746
Other current assets					(464,938)		(1,995)
Other noncurrent assets					106,613		151,173
Net cash used in operating activities					(14,728,138)		(11,950,856)
Cash flows from investing activities
Cash paid for asset acquisition							(1,217,655)
Deposits, planned business acquisition					(5,994,503)
Purchases of property and equipment					(57,906)		(79,224)
Net cash used in investing activities					(6,052,409)		(1,296,879)
Cash flows from financing activities
Payment of prior year issuance costs					(300,000)
Shares repurchased							(24,751)
Proceeds from convertible notes payable					28,568,000		2,685,000
Proceeds from issuance of common stock					5,000,000
Proceeds from stock options exercised					104,000
Proceeds from warrants exercised					1,944,765
Payment of merger transaction costs					(3,629,663)
Payment of debt issuance costs					(1,117,497)
Payment of net liabilities assumed in reverse recapitalization					(796,912)
Net cash provided by financing activities					29,772,693		2,660,249
Increase (decrease) in cash and cash equivalents					8,992,146		(10,587,486)
Cash and cash equivalents – beginning of period					3,665,032		14,252,518
Cash and cash equivalents – end of period			3,665,032	14,252,518	12,657,178		3,665,032
Supplemental non-cash activity
Shares issued and reserved for asset acquisition							15,000,000
Right-of-use asset recognized in exhange for operating lease obligations					318,722
Debt issuance costs not yet paid							242,530
Net liabilities assumed in reverse recapitalization not yet paid					550,000
Derivative liability associated with make-whole premium					2,402,228		$ 137,000
Fair value of warrants associated with convertible notes payable					6,520,056
Deemed dividend on warrant modifications					965,177
Issuance of common stock for placement agent fees					443,560
Merger transaction costs not yet paid					500,000
Preferred Series A cash dividend not yet paid					2,089
Fair value of contingent value rights associated with reverse recapitalization					5,127,927
Fair value of warrants issued to financial advisor					1,642,867
Shares issued upon settlement of convertible notes					$ 27,742,649
Equity Line [Member]
Cash flows from financing activities
Net proceeds from the issuance of shares			105,000	$ 1,860,000
ATM Facility [Member]
Cash flows from financing activities
Net proceeds from the issuance of shares			$ 2,476,000